Annual Total Returns- PIMCO Low Duration Portfolio (Administrative Class) [BarChart] - Administrative Class - PIMCO Low Duration Portfolio - Administrative	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	1.11%	5.85%	(0.14%)	0.85%	0.31%	1.41%	1.35%	0.34%	4.03%	2.99%